Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The pay versus performance table includes information for Fiscal Years 2021, 2022, 2023, 2024, and 2025.

					Value of initial fixed $100 investment based on:
Fiscal year	Summary compensation table total for CEO(1)	Compensation actually paid to CEO(2)	Average summary compensation table total for Non-CEO NEOs(1)	Average compensation actually paid to Non-CEO NEOs(2)	Target total shareholder return(3)	Retail peer group total shareholder return(3)(4)	Net Income	Company selected measure: Net Sales(5)(6)
2025	$21,830,088	$7,813,021	$6,688,265	$2,413,969	$66.89	$176.65	$3,705	$104,780
2024	$20,407,603	$18,625,674	$7,468,427	$6,880,522	$139.81	$229.60	$4,091	$106,566
2023	$19,203,353	$10,755,085	$5,314,812	$3,328,237	$143.24	$168.88	$4,138	$107,412
2022	$17,664,896	($9,622,361)	$4,809,406	($2,251,345)	$160.71	$123.48	$2,780	$109,120
2021	$19,758,766	$57,790,597	$5,783,188	$16,437,743	$203.29	$145.32	$6,946	$106,005
Note: Net income and Net Sales are in millions.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote	Mr. Cornell is the CEO for each of the years shown. The Non-CEO NEOs include:
•2025: Mr. Lee, Mr. Fiddelke, Mr. Gomez, Ms. Kremer, and Ms. Tu
•2024: Mr. Lee, Mr. Fiddelke, Ms. Tu, Ms. Hennington, and Mr. Gomez
•2022 & 2023: Mr. Fiddelke, Mr. Mulligan, Ms. Hennington, and Mr. Liu
•2021: Mr. Fiddelke, Mr. Mulligan, Michael E. McNamara, and Mr. Liu

Peer Group Issuers, Footnote	Target Total Shareholder Return (“TSR”) and retail peer group TSR assume a respective investment of $100 on January 30,
2021, and reinvestment of all dividends. Additionally, the retail peer group is weighted by the market capitalization of each component company. The retail peer group consists of 17 companies (Albertsons Companies, Inc., Amazon.com, Inc., Best
Buy Co., Inc., BJ’s Wholesale Holdings, Inc., Costco Wholesale Corporation, CVS Health Corporation, Dollar General
Corporation, Dollar Tree, Inc., The Gap, Inc., The Home Depot, Inc., Kohl’s Corporation, The Kroger Co., Lowe’s Companies,
Inc., Macy’s, Inc.,  Ross Stores, Inc., The TJX Companies, Inc., and Walmart Inc.). It is consistent with the retail peer group described in our CD&A, excluding Publix Super Markets, Inc., which is not quoted on a public stock exchange.

Changed Peer Group, Footnote	Target updated its peer group in Fiscal 2025. The previous peer group includes the companies described in footnote 3 and
Nordstrom, Inc. and Walgreens Boots Alliance, Inc., both of which were removed due to transitioning to private ownership.
The 2025 value of an initial fixed $100 investment based on the TSR of the previous peer group is $174.45.

PEO Total Compensation Amount	$ 21,830,088	$ 20,407,603	$ 19,203,353	$ 17,664,896	$ 19,758,766
PEO Actually Paid Compensation Amount	$ 7,813,021	18,625,674	10,755,085	(9,622,361)	57,790,597
Adjustment To PEO Compensation, Footnote	The following tables show amounts deducted from and added to the Summary Compensation Table (“SCT”) total to calculate
Compensation Actually Paid (“CAP”). The fair value of the equity awards is consistent with the assumptions disclosed on the grant date, with values changing primarily due to the change in stock price and our performance on the metrics applicable to those awards.
CEO SCT Total to CAP:

		Adjustments related to equity awards
		Deductions	Additions
Fiscal year	SCT total for CEO	Value of “Stock awards” from SCT	Year-end fair value of outstanding equity awards granted in covered year	Increase/(decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/(decrease) in fair value of equity awards from prior year-end that vested during the covered year	CAP to CEO
2025	$21,830,088	$(18,555,280)	$17,918,479	$(8,155,705)	$(5,224,561)	$7,813,021
2024	$20,407,603	$(16,087,492)	$13,350,113	$524,286	$431,164	$18,625,674
2023	$19,203,353	$(14,720,515)	$13,007,853	($4,199,459)	($2,536,147)	$10,755,085
2022	$17,664,896	$(14,476,318)	$11,212,164	($2,899,650)	($21,123,453)	($9,622,361)
2021	$19,758,766	$(13,749,937)	$17,037,025	$21,284,393	$13,460,350	$57,790,597

Non-PEO NEO Average Total Compensation Amount	$ 6,688,265	7,468,427	5,314,812	4,809,406	5,783,188
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,413,969	6,880,522	3,328,237	(2,251,345)	16,437,743
Adjustment to Non-PEO NEO Compensation Footnote	Average Non-CEO NEOs SCT Total to CAP:

		Adjustments related to equity awards					Adjustments related to pension plans
		Deductions	Additions				Deductions	Additions
Fiscal year	Average SCT total for Non-CEO NEOs	Average SCT total for value of “Stock awards” to Non-CEO NEOs	Year-end fair value of outstanding equity awards granted in covered year	Increase/ (decrease) in fair value during covered year of outstanding equity awards granted in prior years	Increase/ (decrease) in fair value of equity awards from prior year-end that vested during the covered year	Fair value of equity awards forfeited in covered year	Average SCT value of “Change in pension value” for Non-CEO NEOs	Service cost for services for covered year	CAP to Non-CEO NEOs
2025	$6,688,265	($5,291,900)	$3,998,156	($1,384,500)	($787,488)	($805,617)	($7,202)	$4,255	$2,413,969
2024	$7,468,427	($5,249,920)	$4,557,811	$60,645	$47,361	$0	($7,188)	$3,386	$6,880,522
2023	$5,314,812	($3,667,147)	$3,240,891	($1,023,467)	($529,126)	$0	($14,043)	$6,317	$3,328,237
2022	$4,809,406	($3,528,682)	$2,733,434	($625,473)	($5,639,385)	$0	($7,580)	$6,935	($2,251,345)
2021	$5,783,188	($3,385,905)	$4,195,849	$6,220,324	$3,619,803	$0	($3,432)	$7,916	$16,437,743

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	Target’s five-year cumulative TSR compared to our company-selected retail peer group is presented below, representing the value of an initial fixed $100 investment. Additionally, the retail peer group is weighted by the market capitalization of each component company. The base period for the cumulative periods was January 30, 2021.

Tabular List, Table

Performance measures
Net Sales
Incentive Operating Income
ROIC
EPS growth
Relative TSR

Total Shareholder Return Amount	$ 66.89	139.81	143.24	160.71	203.29
Peer Group Total Shareholder Return Amount	176.65	229.60	168.88	123.48	145.32
Net Income (Loss)	$ 3,705,000,000	$ 4,091,000,000	$ 4,138,000,000	$ 2,780,000,000	$ 6,946,000,000
Company Selected Measure Amount	104,780,000,000	106,566,000,000	107,412,000,000	109,120,000,000	106,005,000,000
PEO Name	Mr. Cornell
Additional 402(v) Disclosure	Fiscal 2023 consisted of 53 weeks, compared with 52 weeks in Fiscal 2021, Fiscal 2022, Fiscal 2024, and Fiscal 2025.In Fiscal 2025, we changed our company selected measure from Merchandise Sales to Net Sales. We determined Net Sales to be the most important financial performance measure used to link company performance to Compensation Actually Paid.
	Net Sales is displayed as the company selected measure for all years in the table.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Incentive Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Measure:: 4
Pay vs Performance Disclosure
Name	EPS growth
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,555,280)	$ (16,087,492)	$ (14,720,515)	$ (14,476,318)	$ (13,749,937)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,918,479	13,350,113	13,007,853	11,212,164	17,037,025
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,155,705)	524,286	(4,199,459)	(2,899,650)	21,284,393
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,224,561)	431,164	(2,536,147)	(21,123,453)	13,460,350
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,202)	(7,188)	(14,043)	(7,580)	(3,432)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,255	3,386	6,317	6,935	7,916
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,291,900)	(5,249,920)	(3,667,147)	(3,528,682)	(3,385,905)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,998,156	4,557,811	3,240,891	2,733,434	4,195,849
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,384,500)	60,645	(1,023,467)	(625,473)	6,220,324
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(787,488)	47,361	(529,126)	(5,639,385)	3,619,803
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (805,617)	$ 0	$ 0	$ 0	$ 0